Registration No. 33-6418
1940 Act File No. 811-4946
Rule 497(e)

THOMPSON PLUMB FUNDS, INC.

GROWTH FUND
MIDCAP FUND
BOND FUND

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Supplement Dated February 2, 2009 to
Prospectus Dated March 31, 2008

Temporary Change in Role of Portfolio Managers to the Thompson Plumb Growth Fund and Bond Fund; Change in Officers and Chairman of the Board of Directors

On January 27, 2009 John C. Thompson, who serves as a co-Portfolio Manager to the Growth Fund and the Bond Fund, announced that, effective immediately, he was taking a temporary leave, during which time he will not be actively involved as a co-Portfolio Manager to the Growth and Bond Funds.  During his absence, John W. Thompson, the other co-Portfolio Manager to these two Funds, will be solely responsible for their day-to-day management and for developing investment strategies and selecting securities for these two Funds.  Mr. John W. Thompson continues to be supported in these efforts by the same team of investment analysts and other professionals. The Board of Directors of the Funds has selected Mr. John W. Thompson also to assume the roles of President and Chief Executive Officer of Thompson Plumb Funds.

The Board of Directors also has elected Donald A. Nichols to serve as Chairman of the Board of Thompson Plumb Funds.  Mr. Nichols presently is serving as an independent Director.  Prior to his retirement in 2006, Mr. Nichols was a Professor of Economics at the University of Wisconsin from 1966 to 2006 and served as Chairman of the Department of Economics from 1983 to 1986 and from 1988 to 1990.  Mr. Nichols also served as a Director of the Robert M. La Follette School of Public Affairs at the University of Wisconsin from 2002 to 2006.

THOMPSON PLUMB FUNDS, INC.

GROWTH FUND
MIDCAP FUND
BOND FUND

_________________________________

Supplement Dated February 2, 2009 to
Statement of Additional Information Dated March 31, 2008

Change in Officers and Chairman of the Board of Directors

On January 27, 2009 John C. Thompson announced that, effective immediately, he was taking a temporary leave.  The Board of Directors of the Funds has selected John W. Thompson to assume the roles of President and Chief Executive Officer of Thompson Plumb Funds.  Mr. John C. Thompson had formerly served as President and Chief Operating Officer of the Funds.

The Board of Directors also has elected Donald A. Nichols to serve as Chairman of the Board of Thompson Plumb Funds.  Mr. Nichols presently is serving as an independent Director.